Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,215,009.51

Principal:
Principal Collections	$20,399,450.30
Prepayments in Full	$13,694,061.09
Liquidation Proceeds	$233,863.72
Recoveries	$30,282.25
Sub Total	$34,357,657.36
Collections	$37,572,666.87

Purchase Amounts:
Purchase Amounts Related to Principal	$200,812.63
Purchase Amounts Related to Interest	$1,464.19
Sub Total	$202,276.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,774,943.69

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,774,943.69
Servicing Fee	$737,395.86	$737,395.86	$0.00	$0.00	$37,037,547.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,037,547.83
Interest - Class A-2 Notes	$73,877.26	$73,877.26	$0.00	$0.00	$36,963,670.57
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$36,770,849.74
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$36,701,397.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,701,397.24
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$36,663,571.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,663,571.82
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$36,633,753.82
Third Priority Principal Payment	$850,829.86	$850,829.86	$0.00	$0.00	$35,782,923.96
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$35,742,143.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,742,143.46
Regular Principal Payment	$32,294,820.77	$32,294,820.77	$0.00	$0.00	$3,447,322.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,447,322.69
Residuel Released to Depositor	$0.00	$3,447,322.69	$0.00	$0.00	$0.00
Total		$37,774,943.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$850,829.86
Regular Principal Payment					$32,294,820.77
Total					$33,145,650.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,145,650.63	$79.81	$73,877.26	$0.18	$33,219,527.89	$79.99
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$33,145,650.63	$24.70	$444,574.51	$0.33	$33,590,225.14	$25.03

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$233,296,611.46	0.5617544	$200,150,960.83	0.4819431
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$852,936,611.46	0.6355523	$819,790,960.83	0.6108543

Pool Information
Weighted Average APR	4.348%	4.341%
Weighted Average Remaining Term	47.13	46.28
Number of Receivables Outstanding	44,690	43,696
Pool Balance	$884,875,028.06	$850,123,578.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$859,442,703.97	$825,775,781.60
Pool Factor	0.6538132	0.6281361

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$12,751,853.68
Yield Supplement Overcollateralization Amount	$24,347,796.75
Targeted Overcollateralization Amount	$30,332,617.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,332,617.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		131	$223,261.97
(Recoveries)		17	$30,282.25
Net Losses for Current Collection Period			$192,979.72
Cumulative Net Losses Last Collection Period			$1,769,354.10
Cumulative Net Losses for all Collection Periods			$1,962,333.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.26%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.57%	631	$13,357,872.26
61-90 Days Delinquent	0.16%	57	$1,332,386.30
91-120 Days Delinquent	0.02%	6	$184,423.78
Over 120 Days Delinquent	0.04%	14	$325,618.88
Total Delinquent Receivables	1.79%	708	$15,200,301.22

Repossession Inventory:
Repossessed in the Current Collection Period		25	$559,139.59
Total Repossessed Inventory		50	$1,217,853.93

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3191%
Preceding Collection Period			0.4672%
Current Collection Period			0.2669%
Three Month Average			0.3511%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1050%
Preceding Collection Period			0.1499%
Current Collection Period			0.1762%
Three Month Average			0.1437%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer